Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value
The aggregate intrinsic value of the Company’s share units at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
	CDN$	CDN$
Share units:
Outstanding	$21,332	$10,130
Exercisable	3,009	2,874

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2017	2016	2015
Research and development	$1,182	$6,010	$9,915
General and administrative	5,450	2,334	2,224
Sales and marketing	329	2,106	2,732
	$6,961	$10,450	$14,871

Westport Omnibus Plan and the former Amended and Restated Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2017, December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	6,664,591	$6.75	9,657,921	$7.62	5,337,873	$10.27
Granted	993,659	2.18	684,402	2.90	5,556,630	6.74
Exercised/vested	(2,045,617)	6.31	(845,491)	10.26	(575,024)	11.49
Forfeited/expired	(1,102,643)	6.51	(2,832,241)	6.60	(661,558)	10.34
Outstanding, end of year	4,509,990	$6.00	6,664,591	$6.75	9,657,921	$7.62
Units outstanding and exercisable, end of year	636,073	$5.38	1,891,008	$7.77	1,150,294	$9.58